COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Guarantees:

As of December 31, 2025 and 2024, the Company had credit lines of approximately $547 and $521, out of which $66 and $204 were utilized for bank performance guarantees, advance payment guarantees and bid bond guarantees from several banks, respectively, mainly in Israel and Canada.

b.	Legal proceedings:

The Company is subject to legal proceedings arising in the normal course of business. Based on the advice of legal counsel, management believes that these proceedings will not have a material adverse effect on the Company's financial position or results of operations.